Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Cash and Cash Equivalents

Cash and cash equivalents at March 31, 2013 and 2014 comprised the following:

	2013	2014
	Millions of yen
Cash	¥518,555	¥847,980
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	69,989	2,212
Time deposits, certificates of deposit and other	372,889	134,271

Total	¥961,433	¥984,463